UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2014

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$251,337	$256,983
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	529,360	548,436
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	250,830	259,749
HUMANA INC		6.450%	6/1/2016	250,000	263,028	274,116
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,754	259,786
TRANSOCEAN INC		5.050%	12/15/2016	250,000	251,699	270,580
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	462,079	378,883
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	501,978	515,824
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,192,130	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	725,882	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,826,076	-

TOTAL INVESTMENTS IN FIXED INCOME				$9,180,769	$7,504,153	$2,764,357	2.46%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES	34,329.00	$581,084	$604,190
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,472,550
EATON VANCE FLOATING RATE A	26,315.79	250,000	248,158
EATON VANCE TAX MANAGED GLOBAL	2,500.00	23,813	25,450
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	808,428
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	163,650
FPA NEW INCOME FUND COM	716,128.81	7,500,000	7,318,837
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,908,278
OSTERWEIS STRATEGIC INCOME FUND	19,861.83	230,000	236,952
PIMCO ALL ASSET ALL AUTHORITY INSTITUTIONAL	219,641.25	2,442,500	2,266,698
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	568,000
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	789,000
PIMCO INCOME FUND INSTITUTIONAL	128,944.70	1,500,000	1,635,018
PIMCO FUNDAMENTAL ADVANTAGE ABS RETURN STRAT I	248,756.22	1,000,000	965,174
PIMCO REAL RETURN INSTITUTIONAL	81,159.11	960,112	940,634
PUTNAM HIGH INCOME SECURITIES FUND	5,000.00	40,837	42,000
RIVERNORTH/OAKTREE HIGH INCOME I	24,533.86	250,000	254,907
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	42,698.55	500,000	512,810
TOTAL BOND MUTUAL FUNDS		21,508,771	21,760,734	19.35%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
U. S. LARGE CAP EQUITIES
Large Cap Blend
FEDERATED STRATEGIC VALUE DIVIDEND C	15,600.62	100,000	95,164	0.08%

INTERNATIONAL EQUITIES
Foreign Large Blend
VANGUARD TOTAL INTL STOCK INDEX INV SHARES	3,501.49	51,962	59,981	0.05%

Foreign Large Value
OAKMARK INTERNATIONAL FUND I	2,531.26	44,019	66,015	0.06%

Foreign Small/Mid Growth
JANUS TRITON FUND T SHARES	2,916.88	31,006	67,876	0.06%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX	20,000.00	255,572	281,200	0.25%

TOTAL INTERNATIONAL EQUITIES		382,559	475,072	0.42%

SPECIALTY FUNDS
Energy
NUVEEN ENERGY MLP TOTAL RETURN	15,295.00	245,277	314,006	0.28%

Utilities
GABELLI UTILITIES AAA	19,929.45	113,000	106,822
SECTOR SPDR TR SBI INT-UTILITIES	23,000.00	734,317	948,750
		847,317	1,055,572	0.94%

Large Cap Blend
COOK & BYNUM FUND	33,738.19	500,000	526,991
SELECTED AMERICAN SHARES D	2,059.31	100,000	98,291
T. ROWE PRICE PERSONAL STRATEGY	4,370.83	90,476	138,774
WISDOMTREE LARGECAP DIVIDEND	1,500.00	63,693	104,460
YACKTMAN FUND SVC	24,771.08	506,985	600,946
		1,261,154	1,469,462	1.31%

Foreign Large Value
ISHARES INTL SELECT DIV	2,500.00	84,611	96,450	0.09%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Financial
FRANKLIN INCOME FUND ADV		119,047.62	250,000	297,619	0.26%

Precious Metals
MARKET VECTORS GOLD MINERS ETF		25,000.00	1,223,726	647,750
SPDR GOLD SHARES	[3]	10,000.00	969,549	1,233,900
			2,193,275	1,881,650	1.67%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHARES		20,045.04	422,892	514,155	0.46%

Moderate Allocation
FPA CRESCENT FUND		33,641.26	1,025,303	1,149,522
OAKMARK EQUITY & INCOME FUND		8,920.47	263,600	300,441
SEQUOIA FD INC COM		740.54	108,371	158,853
			1,397,274	1,608,816	1.43%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		75,379.17	1,010,000	1,102,797
WINTERGREEN FD INC COM		7,005.79	102,985	127,926
			1,112,985	1,230,723	1.09%

TOTAL SPECIALTY FUNDS			7,814,785	8,468,453	7.53%

TOTAL STOCK MUTUAL FUNDS			8,297,344	9,038,689	8.04%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$29,806,115	$30,799,423	27.39%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND	[2,3]	$500,000	$627,254
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,572,527
ELLIOTT ASSOCIATES LP	[2,3]	2,100,000	3,689,913
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,331,185
HAYMAN CAPITAL PARTNERS LP	[2,3]	2,501,138	3,072,135
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	856,945	1,277,592
OAKTREE ENHANCED INCOME FUND LP	[2,3]	437,500	456,688
PASSPORT LONG SHORT FUND LP	[2,3]	1,000,000	1,026,351
PRIVET FUND LP	[2,3]	1,000,000	1,444,047
SERENGETI MULTI-SERIES LLC	[2,3]	733,628	846,152
STARK INVESTMENTS LP	[2,3]	217,354	584,524
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	80,435	69,793
TERR ARGENTINE FUND LP	[2,3]	50,000	50,000
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	513,986	496,943
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	43,220
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD.	[2,3]	500,000	511,080
TOTAL LIMITED PARTNERSHIPS		14,726,553	19,099,404	16.99%

TOTAL OTHER INVESTMENTS		$14,726,553	$19,099,404	16.99%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	10,000.00	ARCOS DORADOS HOLDINGS		$97,351	$102,600
	15,000.00	HERTZ GLOBAL HOLDINGS INC COM	[3]	350,969	423,300
	1,000.00	MCDONALDS CORP COM		95,695	94,560
	25,000.00	RICK'S CABARET INTL INC CO	[3]	269,790	277,000
	1,000.00	THE ADT CORP COM		42,194	34,800
	7,500.00	TIME WARNER INC COM NEW		631,446	622,650
				1,487,445	1,554,910	1.38%

Retailing	4,000.00	CATO CORP NEW CL A		120,822	123,440
	2,500.00	KOHLS CORP COM		128,063	133,850
				248,885	257,290	0.23%

Automobiles & Components	25,000.00	GENERAL MOTORS CORP COM		885,293	845,500	0.75%

Household & Personal Products	15,000.00	COACH INC COM		708,323	518,400	0.46%

Recreation	15,000.00	CEDAR FAIR LP		446,330	777,000	0.69%

TOTAL CONSUMER DISCRETIONARY				3,776,276	3,953,100	3.52%

CONSUMER STAPLES
Food, Beverage & Tobacco	25,000.00	AMBEV SA SPONSORED ADR		142,690	172,250
	10,000.00	COCA COLA CO COM		376,151	392,900
	5,000.00	COCA COLA FEMSA SA B SPONS		494,172	533,650
	2,000.00	CONSTELLATION BRANDS CL A	[3]	181,438	166,520
	40,000.00	DANONE SPONSORED ADR		544,985	579,200
	3,500.00	GENERAL MILLS INC COM		122,082	175,525
	1,000.00	HERSHEY CO COM		61,459	88,150
	10,000.00	NESTLE S A SPONSORED ADR		396,900	741,500
	7,500.00	PEPSICO INC COM		617,894	660,750
	7,500.00	PHILIP MORRIS INTL COM		612,957	615,075
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	223,400
	2,000.00	SMUCKER J M CO COM NEW		121,939	199,280
	1,000.00	WHITEWAVE FOODS CO COM	[3]	24,151	29,790
				3,840,334	4,577,990	4.07%

Household & Personal Products	50,000.00	AVON PRODUCTS INC COM		724,033	660,000
	11,500.00	PROCTER & GAMBLE CO COM		840,716	889,180
				1,564,749	1,549,180	1.38%

TOTAL CONSUMER STAPLES				5,405,083	6,127,170	5.45%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

ENERGY
Energy	1,000.00	CHEVRON CORP		106,870	129,240
	4,500.00	CPFL ENERGIA S A SPONSORED		103,020	78,885
	750.00	DEVON ENERGY CORP NEW COM		59,334	56,625
	250.00	ENCANA CORP COM		6,581	5,387
	1,000.00	ENSCO PLC CLASS A		51,644	50,650
	2,004.00	EXXON MOBIL CORP COM		151,432	198,276
	1,000.00	OCCIDENTAL PETROLEUM COM		88,813	97,710
	2,000.00	PETROLEO BRASILEIRO SA SPON		76,714	31,880
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	122,745
	1,500.00	TRANSOCEAN INC NEW SHS		103,393	60,510
	3,000.00	WILLIAMS COS INC COM		109,005	169,890
				957,220	1,001,798	0.89%

Pipelines	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	68,980
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	257,580
	2,000.00	BUCKEYE PARTNERS L P UNIT		124,792	160,580
	8,000.00	ENERGY TRANSFER EQUITY LP		150,093	435,120
	17,440.00	ENTERPRISE PRODS PARTN COM		463,200	1,301,024
	8,000.00	KINDER MORGAN ENERGY PARTNERS LP		491,126	648,160
	30,000.00	KINDER MORGAN INC COM		1,016,628	1,079,400
	25,000.00	NORTHERN TIER ENERGY LP		568,819	624,000
	5,000.00	ONEOK INC COM		93,934	322,150
	10,000.00	PLAINS ALL AMERICAN PIPELINE		245,274	573,500
	5,000.00	TARGA RESOURCES PARTNERS		134,173	334,400
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	195,795
				3,741,614	6,000,689	5.34%

TOTAL ENERGY				4,698,834	7,002,487	6.23%

FINANCIALS
Banks	1,300.00	BANK N S HALIFAX COM		66,388	88,270
	3,000.00	BANK OF AMERICA CORP COM		50,497	45,750
	10,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	110,000
	2,500.00	WELLS FARGO & CO DEL COM		113,117	127,250
				320,152	371,270	0.33%

Diversified Financials	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	313,575
	1,300.00	CME GROUP		71,797	96,122
				257,203	409,697	0.36%

Insurance	1,500.00	AON PLC SHS CL A		121,687	126,540
	1,000.00	METLIFE INC COM		32,265	52,600
	2,500.00	TRAVELERS COMPANIES COM		203,356	223,900
				357,308	403,040	0.36%

Real Estate	5,000.00	CHEUNG KONG HLDGS LTD ADR		70,725	95,150
	1,000.00	DIGITAL REALTY TR INC COM		58,864	64,390
	1,000.00	GEO GROUP INC COM		32,717	34,410
	7,000.00	IRSA INVESTMENTS AND REPRESENTATIONS		67,452	110,880
	41,099.00	KENNEDY WILSON EUROPE REAL		759,668	733,617
	5,000.00	KENNEDY WILSON HLDGS I COM		108,031	117,000

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

	45,000.00	MEDICAL PROPERTIES TRUST INC COM		499,287	605,700
	1,100.00	OMEGA HEALTHCARE INVS COM		34,106	40,194
	2,000.00	VENTAS INC COM		91,107	127,000
				1,721,957	1,928,341	1.71%

Financial	5,000.00	ANNALY CAPITAL MGMT INC		82,125	55,500
	50,000.00	ARES CAPITAL CORP COM		843,826	835,500
	10,000.00	BLACKROCK KELSO CAP COM		91,150	87,600
	42,368.00	CAPITALA FINANCE CORP COM		805,109	781,690
	3,000.00	DBS GROUP HLDGS LTD SPONS		160,845	174,450
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	249,150
	20,000.00	OAKTREE CAPITAL GROUP LLC UNIT		865,979	1,000,000
	20,000.00	PROSPECT CAP CORP COM		206,900	212,200
				3,282,414	3,396,090	3.02%

TOTAL FINANCIALS				5,939,034	6,508,438	5.79%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	153,820
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	352,200
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	368,100
	4,000.00	QUEST DIAGNOSTICS INC COM		222,639	244,400
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,262	145,320
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	123,225
				1,115,735	1,387,065	1.23%

Pharmaceuticals & Biotechnology	5,000.00	ASTRAZENECA PLC SPONSORED		235,531	363,950
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	121,800
	3,000.00	ELI LILLY & CO COM		132,158	183,180
	26,500.00	PFIZER INC COM		533,833	760,550
	10,000.00	SANOFI SPONSORED ADR		337,248	522,700
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	35,200
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	53,500
				1,366,769	2,040,880	1.82%

TOTAL HEALTH CARE				2,482,504	3,427,945	3.05%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY COM		71,565	70,445
	1,500.00	AMERICAN RAILCAR INDS COM		50,501	102,630
	10,000.00	TEEKAY LNG PARTNERS LP		384,775	428,400
	1,000.00	WABTEC CORP COM		59,525	80,680
				566,366	682,155	0.61%

Commercial Services & Supplies	1,000.00	ECOLAB INC COM		105,289	108,530
	2,000.00	STERICYCLE INC COM	[3]	201,180	235,300
	6,000.00	US ECOLOGY INC COM		122,963	271,560
	500.00	WASTE MGMT INC DEL COM		17,412	22,445
				446,844	637,835	0.57%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,329	101,660	0.09%

TOTAL INDUSTRIALS				1,086,539	1,421,650	1.26%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

INFORMATION TECHNOLOGY
Software & Services	8,500.00	MICROSOFT CORP COM		242,537	366,860
	4,000.00	ORACLE CORP COM		110,847	161,560
				353,384	528,420	0.47%

Technology Hardware & Equipment	10,500.00	APPLE INC COM		743,388	1,003,800
	5,700.00	CISCO SYSTEMS INC COM		111,359	143,811
	5,000.00	E M C CORP MASS COM		123,828	146,500
	1,500.00	QUALCOMM INC COM		71,275	110,580
	500.00	SYNAPTICS INC COM	[3]	33,775	36,115
				1,083,625	1,440,806	1.28%

Semiconductors &	3,500.00	INTEL CORP COM		73,337	118,615
Semiconductor Equipment	2,000.00	KLA-TENCOR CORP		112,556	142,980
				185,893	261,595	0.23%

TOTAL INFORMATION TECHNOLOGY				1,622,902	2,230,821	1.98%

MATERIALS
Materials	1,000.00	BAYTEX ENERGY CORP COM		43,379	42,900
	5,000.00	BROOKFIELD INFRASTRUCTURE		143,784	198,250
	2,000.00	DOW CHEMICAL CO COM		103,142	102,140
	2,000.00	MOSAIC CO		93,287	92,220
	1,000.00	POTASH CORP		42,081	35,490
	2,000.00	RPM INTL INC COM		42,340	88,360
	7,000.00	WILLIAMS PARTNERS LP COM		349,516	354,480
				817,529	913,840	0.81%

Commodities	3,000.00	HI-CRUSH PARTNERS LP COM		118,516	183,510	0.16%

TOTAL MATERIALS				936,045	1,097,350	0.98%

TELECOMMUNICATION SERVICES
Telecommunication Services	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	47,140
	3,000.00	AT&T CORP COM		84,046	106,770
	4,500.00	BCE INC COM		191,785	203,760
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	123,090
	10,000.00	NIPPON TELEG & TELL SPONS ADR		254,175	332,600
	15,000.00	SINGAPORE TELECOMM LTD ADR		412,310	486,750
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	56,620
	2,000.00	TELECOM ARGENTINA SA		36,419	43,780
	6,500.00	TELEFONICA S A SPONSORED A		108,424	105,560
	6,000.00	TELEFONICA BRASIL S.A.		146,002	120,900
	5,454.00	VODAFONE GROUP		271,594	181,182
				1,690,359	1,808,152	1.61%

Technology	20,000.00	RELM WIRELESS CORP COM	[3]	53,773.00	82,000.00	0.07%

Telecom Services Foreign	3,000.00	ORANGE SPONSORED ADR		47,540.00	46,680.00	0.04%

TOTAL TELECOMMUNICATION SERVICES				1,791,672	1,936,832	1.72%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM	79,050.00	103,980.00
	8,000.00	AMERIGAS PARTNERS LP COM	348,077.00	362,880.00
	6,500.00	DOMINION RES INC VA COM	330,756	439,660
	10,187.00	DUKE ENERGY CORP COM	542,356	734,788
	1,000.00	ENTERGY CORP NEW COM	69,388	72,830
	2,000.00	INTEGRYS ENERGY GRP COM	104,066	131,120
	1,000.00	NATIONAL GRID PLC SPON ADR	49,641	71,790
	8,000.00	ONEOK PARTNERS LP COM	256,917	448,640
	3,000.00	SOUTHERN CO COM	122,610	129,870
TOTAL UTILITIES			1,902,861	2,495,558	2.22%

TOTAL INVESTMENTS IN COMMON STOCKS			$29,641,750	$36,201,351	32.20%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ISHARES 20+ YR TREAS CALL OPTION, $116 EXP 10/18/14	[3]	50.00	$8,180	$6,250
TOTAL CALL OPTIONS			8,180	6,250	0.01%

PUT OPTIONS:
PEPSICO INC. PUT OPTION, $75 EXP 10/18/14	[3]	25.00	3,964	300
SPDR S&P 500 PUT OPTION, $185 EXP 10/18/14	[3]	200.00	44,518	60,000
SPDR S&P 500 PUT OPTION, $195 EXP 11/22/14	[3]	25.00	12,190	18,575
TOTAL PUT OPTIONS			60,672	78,875	0.07%

TOTAL CALL AND PUT OPTIONS			$68,852	$85,125	0.08%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)
July 31, 2014

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$23,971,918	$23,971,918	21.32%

TOTAL INVESTMENTS - MARKET VALUE		112,921,578	100.42%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		(477,875)	-0.42%

TOTAL NET ASSETS		$112,443,703	100.00%

1In default
[2]Market value determined by the Fund's Board of Directors
[3]Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2014

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
AMERICAN RAIL CALL OPTION, $90 EXP 9/20/14	[3]	(5.00)	$(1,385)	$(25)
APPLE INC CALL OPTION, $95 EXP 9/20/14	[3]	(70.00)	(24,388)	(24,850)
CONSTELLATION CALL OPTION, $95 EXP 10/18/14	[3]	(20.00)	(4,695)	(1,000)
LABORATORY CORP OF AMER CALL OPTION, $110 EXP 8/16/14	[3]	(10.00)	(1,284)	(100)
MICROSOFT CORP CALL OPTION, $42 EXP 8/16/14	[3]	(50.00)	(4,920)	(7,550)
OMEGA HEALTHCARE CALL OPTION, $35 EXP 9/20/14	[3]	(1.00)	(29)	(214)
QUEST DIAGNOSTICS CALL OPTION, $65 EXP 8/16/14	[3]	(20.00)	(1,568)	(240)
TOTAL CALL OPTIONS			(38,269)	(33,979)	-0.03%

PUT OPTIONS:
AKAMAI TECHNOL PUT OPTION, $50 EXP 1/17/15	[3]	(15.00)	(4,926)	(2,100)
AMAZON COM INC PUT OPTION, $275 EXP 10/18/14	[3]	(5.00)	(4,525)	(1,935)
BAYTEX ENERGY TR PUT OPTION, $40 EXP 10/18/14	[3]	(20.00)	(1,114)	(900)
BIOGEN IDEC PUT OPTION, $290 EXP 10/18/14	[3]	(5.00)	(9,384)	(1,600)
CATO CORP NEW PUT OPTION, $25 EXP 10/18/14	[3]	(20.00)	(968)	(200)
CELGENE CORP PUT OPTION, $62 EXP 10/18/14	[3]	(20.00)	(7,539)	(300)
DIGITAL REALTY PUT OPTION, $50 EXP 1/17/15	[3]	(10.00)	(1,784)	(500)
FIRST SOLAR PUT OPTION, $60 EXP 9/20/14	[3]	(10.00)	(4,484)	(2,800)
GILEAD SCIENCE PUT OPTION, $57.50 EXP 11/22/14	[3]	(15.00)	(4,193)	(345)
GOODYEAR TIRE PUT OPTION, $25 EXP 10/18/14	[3]	(25.00)	(2,835)	(3,000)
JUNIPER NETWORKS PUT OPTION, $20 EXP 1/17/15	[3]	(100.00)	(6,972)	(5,200)
KOHLS CORP PUT OPTION, $50 EXP 10/18/14	[3]	(50.00)	(11,225)	(4,750)
POST HLDGS INC PUT OPTION, $45 EXP 9/20/14	[3]	(50.00)	(5,149)	(9,000)
TIME WARNER INC PUT OPTION, $80 EXP 10/18/14	[3]	(75.00)	(20,673)	(22,350)
VALERO ENERGY PUT OPTION, $45 EXP 8/16/14	[3]	(75.00)	(3,931)	(225)
VALERO ENERGY PUT OPTION, $45 EXP 9/20/14	[3]	(75.00)	(7,611)	(2,925)
VALERO ENERGY PUT OPTION, $45 EXP 12/20/14	[3]	(30.00)	(6,612)	(4,350)
TOTAL PUT OPTIONS - LIABILITIES			(103,925)	(62,480)	-0.06%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(142,194)	$(96,459)	-0.09%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2014

1.    ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.    SIGNIFICANT ACCOUNTING POLICIES

A.   Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.   Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.   Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2014

D.   Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2009 and thereafter are subject to possible future examinations by tax authorities.

E.   Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.   Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.   Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.   Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2014

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

I.   Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2014

J.   Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of July 31, 2014.

The following is a summary of the inputs used to value the Company’s investments as of July 31, 2014.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,764,357	$-	$-	$2,764,357
Mutual Funds
Bond Mutual Funds	21,760,734	-	-	21,760,734
Stock Mutual Funds	9,038,689	-	-	9,038,689
Other Investments
Limited Partnerships	-	-	19,099,404	19,099,404
Common Stocks
Common Stocks – Publicly Traded	36,286,476	-	-	36,286,476
Call Options	(33,979)	-	-	(33,979)
Put Options	(62,480)	-	-	(62,480)
Cash and Cash Equivalents	23,971,918	-	-	23,971,918
Total Investments	$93,725,715	$-	$19,099,404	$112,825,119

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2014

The table below presents a reconciliation for the quarter ended July 31, 2014, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2013	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	7/31/2014
Other Investments
Limited
Partnerships	$20,758,738	$-	$857,557	$321,683	$1,982,884	$(1,253,534)	$(3,567,924)	$-	$19,099,404
Total Investments	$20,758,738	$-	$857,557	$321,683	$1,982,884	$(1,253,534)	$(3,567,924)	$-	$19,099,404

3.    UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2014, were as follows:

Gross appreciation (excess of value over tax cost)	$13,963,288
Gross depreciation (excess of tax cost over value)	(7,261,051)
Net unrealized appreciation	$6,702,237
Cost of investments for income tax purposes	$106,219,341

4.    OPTIONS WRITTEN

As of July 31, 2014, portfolio securities valued at $1,315,274 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2013	3,590	$422,753
Options written	4,406	589,315
Options terminated in closing purchase transactions	(2,966)	(395,611)
Options expired	(2,155)	(264,963)
Options exercised	(2,099)	(209,299)
Options outstanding at July 31, 2014	776	$142,195

5.    PLEDGED COLLATERAL

As of July 31, 2014, short-term investments in the amount of $3,104,063 were pledged as collateral for put options sold by the Company.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2014

6.     IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $5,244,089 and have been assigned no value at July 31, 2014.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

September 3, 2014

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

Chief Executive Officer

September 3, 2014